American Funds Corporate Bond Fund®
Investment portfolio
August 31, 2026
unaudited

Bonds, notes & other debt instruments 94.06% Corporate bonds and notes 88.11% Financials 24.78%	Principal amount (000)	Value (000)
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	USD2,963	$3,020
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (b)	4,225	4,187
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (b)	2,398	2,372
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	1,250	1,217
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	875	866
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	405	409
American Express Co., Series E, 6.45% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.119% on 9/15/2031) (b)	959	966
American International Group, Inc. 5.125% 3/27/2033	2,305	2,283
American International Group, Inc. 5.45% 5/7/2035	643	641
American International Group, Inc. 4.375% 6/30/2050	1,500	1,190
Aon Corp. 3.90% 2/28/2052	1,000	698
Aon North America, Inc. 5.15% 3/1/2029	250	252
Aon North America, Inc. 5.45% 3/1/2034	3,231	3,211
Aon North America, Inc. 5.75% 3/1/2054	1,694	1,563
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	770	750
Arch Capital Group, Ltd. 5.25% 6/15/2036	598	583
Arch Capital Group, Ltd. 5.95% 6/15/2056	989	960
Ares Strategic Income Fund 5.55% 4/15/2031	746	721
Athene Global Funding 5.543% 8/22/2035 (a)	750	721
Athene Holding, Ltd. 6.15% 8/15/2036	723	716
Athene Holding, Ltd. 6.625% 5/19/2055	3,320	3,124
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (b)	2	2
Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029) (b)	1,265	1,206
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (b)	1,125	1,057
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (b)	1,034	927
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (b)	4,332	4,245
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	14,858	12,992
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (b)	3,332	2,970
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (b)	2,000	1,998
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	7,033	6,757
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (b)	778	464
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (a)(b)	800	798
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (b)	4,175	4,170
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	448	444
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	2,067	1,487
Blackstone Private Credit Fund 6.20% 11/15/2031	764	756
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	575	547
Blackstone, Inc. 5.00% 12/6/2034	1,092	1,056
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	325	307
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	1,500	1,495
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	600	620
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	2,000	2,004
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	2,010	2,042
American Funds Corporate Bond Fund — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	USD1,286	$1,281
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	3,187	3,027
Brown & Brown, Inc. 5.25% 6/23/2032	3,004	2,959
Brown & Brown, Inc. 5.55% 6/23/2035	3,029	2,962
Brown & Brown, Inc. 6.25% 6/23/2055	3,072	2,954
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	348	353
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	867	849
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(b)	2,047	1,982
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	549	559
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (b)	1,025	979
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	1,885	1,818
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (b)	2,911	2,871
Charles Schwab Corp. (The) 5.655% 8/12/2037 (USD-SOFR + 1.32% on 8/12/2036) (b)	2,615	2,607
Chubb INA Holdings, LLC 5.00% 3/15/2034	15,727	15,431
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,005	2,891
Chubb INA Holdings, LLC 5.30% 5/20/2036	59	58
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (b)	1,910	1,903
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)	12,243	12,073
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (b)	1,847	1,823
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	773	726
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (b)	463	428
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	3,109	2,839
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	1,193	1,164
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	1,637	1,433
Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034) (b)	824	822
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	1,075	1,059
Corebridge Financial, Inc. 3.90% 4/5/2032	1,480	1,371
Corebridge Financial, Inc. 5.90% 8/20/2036	1,250	1,256
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,514	1,412
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	4,380	4,256
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	3,300	3,250
Equitable America Global Funding 5.125% 6/15/2031 (a)	2,000	1,981
Goldman Sachs BDC, Inc. 5.10% 1/28/2029	1,321	1,295
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (b)	4,000	3,988
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	473	457
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (b)	1,982	1,920
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031) (b)	1,443	1,260
Goldman Sachs Group, Inc. 5.24% 7/21/2032 (USD-SOFR + 1.17% on 7/21/2031) (b)	4,322	4,298
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	15,446	14,603
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (b)	5,000	4,749
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (b)	10,854	10,575
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	2,025	2,016
Guardian Life Global Funding 4.809% 6/1/2031 (a)	617	609
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	3,455	3,284
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	2,435	2,379
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (b)	565	506
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	548	485
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	4,019	4,041
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (b)	3,690	3,532
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,725	1,669
Intercontinental Exchange, Inc. 4.90% 9/1/2031	1,706	1,699
Intercontinental Exchange, Inc. 5.15% 9/1/2033	2,070	2,063
Intercontinental Exchange, Inc. 5.40% 9/1/2036	2,657	2,645
American Funds Corporate Bond Fund — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	USD375	$426
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	2,361	2,672
Jane Street Group, LLC 7.294% 8/13/2031 (a)	818	838
Jane Street Group, LLC 7.686% 8/13/2033 (a)	643	661
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (b)	1,197	1,200
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (b)	10,159	10,025
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	175	175
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	5,651	5,471
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (b)	2	2
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (b)	3,341	3,266
JPMorgan Chase & Co. 5.041% 7/23/2032 (USD-SOFR + 1.015% on 7/23/2031) (b)	945	939
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	5,138	4,518
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (b)	4,138	3,696
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	447	442
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	4,287	4,305
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	15,209	14,416
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (b)	3,710	3,590
JPMorgan Chase & Co. 5.803% 7/23/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.25% on 7/23/2036) (b)	10,570	10,458
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (b)	1,864	1,187
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (a)	1,342	1,299
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	750	741
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,124	6,866
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	1,000	957
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	550	500
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	3,733	3,358
Mastercard, Inc. 4.55% 3/15/2028	798	799
Mastercard, Inc. 4.60% 6/8/2031	6,475	6,392
Mastercard, Inc. 4.875% 5/9/2034	2,006	1,976
Mastercard, Inc. 4.55% 1/15/2035	840	803
Mastercard, Inc. 5.00% 6/8/2036	2,125	2,069
MetLife, Inc. 5.375% 7/15/2033	1,836	1,859
MetLife, Inc. 5.30% 12/15/2034	250	250
MetLife, Inc. 4.60% 5/13/2046	100	83
MetLife, Inc. 5.00% 7/15/2052	230	198
Metropolitan Life Global Funding I 3.45% 12/18/2026 (a)	150	150
Metropolitan Life Global Funding I 5.05% 1/6/2028 (a)	350	352
Metropolitan Life Global Funding I 4.15% 8/25/2028 (a)	1,817	1,798
Metropolitan Life Global Funding I 3.05% 6/17/2029 (a)	250	238
Metropolitan Life Global Funding I 2.95% 4/9/2030 (a)	476	444
Metropolitan Life Global Funding I 1.55% 1/7/2031 (a)	1,871	1,625
Metropolitan Life Global Funding I 4.35% 1/12/2031 (a)	3,142	3,067
Metropolitan Life Global Funding I 2.40% 1/11/2032 (a)	250	219
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (b)	2,500	2,441
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (b)	631	621
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	881	866
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR + 0.96% on 4/10/2029) (b)	24	24
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	2,174	2,150
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	1,934	1,871
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	2,111	1,822
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	12,988	12,681
American Funds Corporate Bond Fund — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (b)	USD2,329	$2,281
Morgan Stanley 5.17% 7/14/2032 (USD-SOFR + 1.158% on 7/14/2031) (b)	3,480	3,455
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031) (b)	5,284	4,624
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	16,290	15,403
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	5,287	5,042
Morgan Stanley 5.605% 7/17/2037 (USD-SOFR + 1.429% on 7/17/2036) (b)	6,426	6,365
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (b)	340	336
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (b)	370	365
New York Life Global Funding 4.60% 12/5/2029 (a)	1,233	1,226
New York Life Global Funding 1.20% 8/7/2030 (a)	1,500	1,301
New York Life Global Funding 4.55% 1/28/2033 (a)	505	486
New York Life Global Funding 5.20% 6/3/2036 (a)	1,000	974
Northwestern Mutual Global Funding 4.125% 8/25/2028 (a)	2,393	2,366
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	1,242	1,225
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (b)	2,500	2,523
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (b)	3,000	3,019
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (b)	1,500	1,473
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	947	1,025
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	1,521	1,538
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	872	864
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	1,935	1,938
PNC Financial Services Group, Inc. 5.463% 7/21/2037 (USD-SOFR + 1.267% on 7/21/2036) (b)	2,608	2,569
Progressive Corp. 4.60% 3/26/2031	1,033	1,016
Progressive Corp. 5.15% 3/26/2036	1,000	977
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	825	816
Royal Bank of Canada 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (b)	6,001	5,868
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	1,646	1,626
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (a)	1,501	1,463
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (b)	319	314
Synchrony Financial 5.45% 10/15/2030 (USD-SOFR + 1.346% on 10/15/2029) (b)	146	146
Synchrony Financial 6.276% 7/31/2037 (USD-SOFR + 2.029% on 7/31/2036) (b)	1,139	1,134
Toronto-Dominion Bank (The) 4.861% 1/31/2028	1,009	1,012
Travelers Cos., Inc. 4.95% 7/24/2031	856	853
Travelers Cos., Inc. 5.45% 5/25/2053	724	668
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	2,048	2,043
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	1,556	1,554
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	1,120	1,132
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	982	976
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	670	649
Visa, Inc. 4.70% 2/12/2036	2,800	2,702
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (b)	2,725	2,681
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	2,362	2,216
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	2,406	2,411
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (b)	12,931	12,732
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	2,079	1,888
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	1,075	1,053
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (b)	430	410
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	1,275	1,024
		464,812
American Funds Corporate Bond Fund — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care 16.11%	Principal amount (000)	Value (000)
Abbott Laboratories 4.65% 3/15/2036	USD13,934	$13,203
Abbott Laboratories 5.50% 3/15/2056	5,909	5,540
AbbVie, Inc. 4.80% 3/15/2029	7,690	7,702
AbbVie, Inc. 4.40% 3/15/2033	695	667
AbbVie, Inc. 5.05% 9/15/2033	8,965	8,884
AbbVie, Inc. 5.05% 3/15/2034	22,525	22,289
AbbVie, Inc. 4.75% 3/15/2036	1,973	1,881
AbbVie, Inc. 5.30% 9/15/2036	1,116	1,104
AbbVie, Inc. 5.40% 3/15/2054	800	733
AbbVie, Inc. 5.55% 3/15/2056	827	774
AbbVie, Inc. 6.00% 9/15/2056	576	573
AbbVie, Inc. 5.50% 3/15/2064	155	141
AbbVie, Inc. 6.10% 9/15/2066	1,390	1,382
Amgen, Inc. 5.15% 3/2/2028	4,976	5,008
Amgen, Inc. 3.00% 2/22/2029	3,165	3,035
Amgen, Inc. 2.45% 2/21/2030	1,250	1,152
Amgen, Inc. 5.25% 3/2/2030	2,706	2,731
Amgen, Inc. 4.20% 2/19/2031	2,730	2,646
Amgen, Inc. 2.30% 2/25/2031	1,250	1,116
Amgen, Inc. 4.20% 3/1/2033	4,907	4,643
Amgen, Inc. 5.25% 3/2/2033	9,598	9,608
Amgen, Inc. 4.85% 2/19/2036	7,942	7,580
Amgen, Inc. 5.60% 3/2/2043	2,850	2,745
Amgen, Inc. 4.875% 3/1/2053	773	644
Amgen, Inc. 5.65% 3/2/2053	1,113	1,038
Baxter International, Inc. 2.272% 12/1/2028	500	471
Baxter International, Inc. 4.90% 12/15/2030	2,264	2,224
Baxter International, Inc. 5.65% 12/15/2035	6,781	6,622
Bayer US Finance, LLC 5.625% 7/20/2036 (a)	3,527	3,459
Bayer US Finance, LLC 6.375% 7/20/2056 (a)	700	680
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,997	2,998
Bristol-Myers Squibb Co. 5.50% 2/22/2044	175	168
Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	301
Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	389
Bristol-Myers Squibb Co. 5.55% 2/22/2054	11,738	10,907
Cencora, Inc. 4.90% 2/13/2036	1,300	1,241
Cencora, Inc. 5.65% 2/13/2056	519	491
Centene Corp. 2.45% 7/15/2028	2,300	2,192
Cigna Group (The) 5.25% 1/15/2036	1,340	1,310
Cigna Group (The) 6.00% 1/15/2056	370	360
CVS Health Corp. 1.75% 8/21/2030	1,415	1,247
CVS Health Corp. 1.875% 2/28/2031	2,197	1,911
CVS Health Corp. 5.55% 6/1/2031	325	330
CVS Health Corp. 5.00% 9/15/2032	4,553	4,492
CVS Health Corp. 5.25% 2/21/2033	2,371	2,362
CVS Health Corp. 5.70% 6/1/2034	5,552	5,619
CVS Health Corp. 5.45% 9/15/2035	2,032	2,006
CVS Health Corp. 6.05% 6/1/2054	601	575
CVS Health Corp. 6.20% 9/15/2055	3,317	3,232
CVS Health Corp. 6.00% 6/1/2063	242	225
CVS Health Corp. 6.25% 9/15/2065	225	217
Elevance Health, Inc. 5.20% 2/15/2035	1,563	1,533
Elevance Health, Inc. 5.00% 1/15/2036	330	316
Elevance Health, Inc. 5.70% 2/15/2055	301	278
American Funds Corporate Bond Fund — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Eli Lilly and Co. 4.375% 5/20/2031	USD4,815	$4,716
Eli Lilly and Co. 4.60% 8/14/2034	1,683	1,626
Eli Lilly and Co. 5.10% 2/12/2035	7,670	7,637
Eli Lilly and Co. 4.90% 10/15/2035	1,130	1,104
Eli Lilly and Co. 4.85% 5/20/2036	723	698
Eli Lilly and Co. 5.50% 2/12/2055	1,666	1,570
Eli Lilly and Co. 5.55% 10/15/2055	379	360
Eli Lilly and Co. 5.65% 10/15/2065	368	348
Gilead Sciences, Inc. 5.25% 10/15/2033	10,417	10,508
Gilead Sciences, Inc. 5.10% 6/15/2035	1,613	1,593
Gilead Sciences, Inc. 2.60% 10/1/2040	622	438
Gilead Sciences, Inc. 5.55% 10/15/2053	468	441
HCA, Inc. 5.20% 6/1/2028	1,667	1,679
HCA, Inc. 4.125% 6/15/2029	333	327
HCA, Inc. 2.375% 7/15/2031	2,455	2,160
Humana, Inc. 5.375% 4/15/2031	3,129	3,136
Humana, Inc. 5.55% 5/1/2035	3,955	3,877
Humana, Inc. 6.00% 5/1/2055	1,595	1,479
Johnson & Johnson 4.90% 6/1/2031	4,050	4,093
Johnson & Johnson 4.85% 3/1/2032	710	715
Johnson & Johnson 4.95% 6/1/2034	7,450	7,526
Johnson & Johnson 5.25% 6/1/2054	1,659	1,583
Medline Borrower, LP 5.00% 6/15/2031 (a)	824	812
Medline Borrower, LP 5.25% 6/15/2033 (a)	2,522	2,484
Novartis Capital Corp. 4.90% 3/18/2036	2,549	2,470
Novartis Capital Corp. 5.60% 3/18/2046	210	204
Novartis Capital Corp. 5.70% 3/18/2056	991	962
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	9,459	9,227
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,389	11,086
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	5,549	4,827
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,547	2,457
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	465	427
Stryker Corp. 5.20% 2/10/2035	3,079	3,049
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	11,369	11,104
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,310	1,269
Thermo Fisher Scientific, Inc. (The) 4.20% 3/1/2031	4,819	4,681
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	447	431
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	1,896	1,824
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	1,490	1,435
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,840	1,768
UnitedHealth Group, Inc. 5.15% 7/15/2034	2,260	2,231
UnitedHealth Group, Inc. 5.30% 6/15/2035	2,025	2,015
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,457
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,243
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,156	1,767
UnitedHealth Group, Inc. 5.375% 4/15/2054	750	670
UnitedHealth Group, Inc. 5.625% 7/15/2054	6,280	5,833
UnitedHealth Group, Inc. 5.95% 6/15/2055	2,726	2,675
UnitedHealth Group, Inc. 4.95% 5/15/2062	353	289
UnitedHealth Group, Inc. 6.05% 2/15/2063	276	268
Viatris, Inc. 2.70% 6/22/2030	752	684
		302,238
American Funds Corporate Bond Fund — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities 8.87%	Principal amount (000)	Value (000)
AEP Transmission Co., LLC 5.15% 4/1/2034	USD2,000	$1,984
AEP Transmission Co., LLC 5.375% 6/15/2035	225	224
AES Corp. 5.75% 7/15/2033	3,982	3,939
American Transmission Systems, Inc. 2.65% 1/15/2032 (a)	228	201
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	75	73
CenterPoint Energy Houston Electric, LLC 4.95% 8/15/2035	1,540	1,489
Consumers Energy Co. 4.50% 1/15/2031	987	969
Consumers Energy Co. 3.60% 8/15/2032	478	444
Consumers Energy Co. 4.625% 5/15/2033	879	852
Consumers Energy Co. 5.05% 5/15/2035	2,522	2,473
Consumers Energy Co. 5.125% 5/1/2036	4,588	4,491
Consumers Energy Co. 6.10% 8/15/2056	450	451
Duke Energy Carolinas, LLC 5.15% 6/15/2036	2,622	2,558
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,608
Duke Energy Carolinas, LLC 5.75% 6/15/2056	3,139	2,986
Duke Energy Florida, LLC 4.85% 12/1/2035	5,001	4,790
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	577
Edison International 4.80% 3/15/2031	706	675
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	2,853	3,271
Enel Finance International NV 5.00% 9/30/2035 (a)	2,370	2,253
Entergy Corp., junior subordinated, 6.50% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.878% on 12/15/2036) (b)	364	363
Eversource Energy 2.55% 3/15/2031	489	438
FirstEnergy Corp. 2.65% 3/1/2030	349	322
FirstEnergy Corp. 2.25% 9/1/2030	2,592	2,317
FirstEnergy Corp., Series B, 3.90% 7/15/2027	298	297
Florida Power & Light Co. 5.30% 6/15/2034	6,409	6,419
Florida Power & Light Co. 4.70% 2/15/2036	1,669	1,579
Florida Power & Light Co. 5.125% 6/1/2036	9,140	8,939
Florida Power & Light Co. 2.875% 12/4/2051	6,513	3,884
Florida Power & Light Co. 5.70% 3/15/2055	1,250	1,187
Florida Power & Light Co. 5.75% 6/1/2056	3,623	3,479
Georgia Power Co. 5.25% 3/15/2034	792	789
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	150	132
MidAmerican Energy Co. 5.30% 2/1/2055	29	26
NiSource, Inc. 5.40% 6/30/2033	333	335
NiSource, Inc. 5.85% 4/1/2055	364	342
NiSource, Inc., junior subordinated, 6.25% 4/15/2057 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.93% on 4/15/2032) (b)	625	624
Northern States Power Co. 5.05% 5/15/2035	540	529
Northern States Power Co. 4.85% 5/15/2036	3,034	2,904
Northern States Power Co. 5.40% 3/15/2054	3,692	3,381
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	85	48
Pacific Gas and Electric Co. 6.40% 6/15/2033	5,916	6,137
Pacific Gas and Electric Co. 5.70% 3/1/2035	426	420
Pacific Gas and Electric Co. 6.00% 8/15/2035	2,036	2,051
Pacific Gas and Electric Co. 5.20% 5/1/2036	671	633
Pacific Gas and Electric Co. 5.60% 8/15/2036	4,397	4,277
Pacific Gas and Electric Co. 5.85% 11/1/2036	960	950
Pacific Gas and Electric Co. 6.30% 8/15/2056	598	569
PacifiCorp 2.70% 9/15/2030	1,031	940
PacifiCorp 5.45% 4/15/2033	1,988	1,979
PacifiCorp 5.25% 6/15/2035	1,500	1,435
American Funds Corporate Bond Fund — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.80% 4/15/2036	USD14,327	$14,297
PacifiCorp 5.35% 12/1/2053	9,031	7,731
PacifiCorp 5.50% 5/15/2054	980	858
PacifiCorp 5.80% 1/15/2055	2,871	2,609
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (b)	75	74
PECO Energy Co. 5.25% 9/15/2054	225	201
PECO Energy Co. 5.65% 9/15/2055	2,258	2,123
Progress Energy, Inc. 7.00% 10/30/2031	496	536
Public Service Electric and Gas Co. 4.20% 1/1/2031	3,673	3,563
Public Service Electric and Gas Co. 1.90% 8/15/2031	193	167
Public Service Electric and Gas Co. 5.20% 8/1/2033	844	847
Public Service Electric and Gas Co. 4.90% 8/15/2035	4,140	4,017
Public Service Electric and Gas Co. 5.40% 8/1/2036	3,494	3,489
Public Service Electric and Gas Co. 3.20% 8/1/2049	540	354
Public Service Electric and Gas Co. 2.70% 5/1/2050	711	417
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,255	1,107
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,925	1,815
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	2,311	2,285
Rio Grande LNG, LLC 5.50% 1/30/2034 (a)	1,485	1,458
Rio Grande LNG, LLC 5.75% 6/30/2036 (a)	4,616	4,498
Rio Grande LNG, LLC 6.15% 6/30/2041 (a)	977	951
Southern California Edison Co. 3.65% 3/1/2028	907	890
Southern California Edison Co. 2.50% 6/1/2031	574	508
Southern California Edison Co. 4.50% 9/1/2040	349	288
Southern California Edison Co. 3.60% 2/1/2045	1,180	818
Southern California Edison Co. 4.00% 4/1/2047	75	53
Southern California Edison Co. 2.95% 2/1/2051	966	551
Southern California Edison Co. 3.65% 6/1/2051	645	424
Southern California Edison Co. 3.45% 2/1/2052	1,945	1,220
Southwestern Electric Power Co. 3.25% 11/1/2051	1,375	872
Union Electric Co. 5.25% 4/15/2035	1,150	1,137
Union Electric Co. 5.125% 3/15/2055	300	262
Union Electric Co. 5.75% 9/15/2056	4,833	4,596
Virginia Electric & Power 5.65% 8/15/2036	5,595	5,607
Virginia Electric & Power 6.30% 8/15/2056	1,365	1,380
Wisconsin Power and Light Co. 1.95% 9/16/2031	383	329
Xcel Energy, Inc. 5.60% 4/15/2035	102	102
		166,467
Communication services 7.55%
Alphabet, Inc. 4.375% 11/15/2032	1,234	1,187
Alphabet, Inc. 4.40% 2/15/2033	1,561	1,494
Alphabet, Inc. 5.20% 8/15/2033	2,645	2,636
Alphabet, Inc. 4.80% 2/15/2036	2,071	1,973
Alphabet, Inc. 5.45% 8/15/2036	7,662	7,605
Alphabet, Inc. 5.65% 2/15/2056	1,799	1,647
Alphabet, Inc. 6.375% 8/15/2056	931	937
AT&T, Inc. 1.65% 2/1/2028	1,092	1,048
AT&T, Inc. 4.35% 3/1/2029	2,500	2,473
AT&T, Inc. 2.25% 2/1/2032	5,243	4,512
AT&T, Inc. 2.55% 12/1/2033	7,411	6,124
AT&T, Inc. 5.40% 2/15/2034	717	712
AT&T, Inc. 4.50% 5/15/2035	782	719
American Funds Corporate Bond Fund — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
AT&T, Inc. 5.25% 10/30/2036	USD710	$679
AT&T, Inc. 3.50% 9/15/2053	5,612	3,428
AT&T, Inc. 3.55% 9/15/2055	315	191
AT&T, Inc. 6.20% 10/30/2056	2,900	2,725
Charter Communications Operating, LLC 2.80% 4/1/2031	1,000	877
Charter Communications Operating, LLC 4.40% 4/1/2033	2,000	1,801
Charter Communications Operating, LLC 6.60% 2/15/2034	1,139	1,147
Charter Communications Operating, LLC 5.85% 12/1/2035	1,062	999
Charter Communications Operating, LLC 6.95% 8/15/2036	280	281
Charter Communications Operating, LLC 5.125% 7/1/2049	105	77
Charter Communications Operating, LLC 4.80% 3/1/2050	4,531	3,228
Charter Communications Operating, LLC 3.70% 4/1/2051	7,161	4,283
Charter Communications Operating, LLC 3.90% 6/1/2052	9,915	6,028
Charter Communications Operating, LLC 5.25% 4/1/2053	10,243	7,716
Charter Communications Operating, LLC 6.70% 12/1/2055	3,044	2,765
Charter Communications Operating, LLC 7.85% 8/15/2056	772	784
Comcast Corp. 4.80% 5/15/2033	500	483
Comcast Corp. 5.30% 5/15/2035	564	554
Comcast Corp. 5.65% 6/1/2054	1,646	1,417
Comcast Corp. 6.05% 5/15/2055	103	94
Meta Platforms, Inc. 4.20% 11/15/2030	2,403	2,330
Meta Platforms, Inc. 5.25% 5/15/2036	5,257	5,062
Meta Platforms, Inc. 5.50% 11/15/2045	1,530	1,329
Meta Platforms, Inc. 6.20% 5/15/2046	740	695
Meta Platforms, Inc. 5.40% 8/15/2054	595	483
Meta Platforms, Inc. 5.625% 11/15/2055	1,830	1,526
Meta Platforms, Inc. 6.30% 5/15/2056	5,039	4,642
Meta Platforms, Inc. 5.75% 11/15/2065	423	348
Netflix, Inc. 4.90% 8/15/2034	80	78
Netflix, Inc. 5.25% 8/15/2036	1,030	1,018
Netflix, Inc. 5.40% 8/15/2054	100	92
Orange 4.75% 1/13/2033 (a)	2,511	2,418
Orange 5.00% 1/13/2036 (a)	2,521	2,398
Orange 5.75% 1/13/2056 (a)	325	312
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	2,318	2,267
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	1,920	1,853
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	3,865	3,644
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	405	368
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	2,232	1,988
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,392
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,427
T-Mobile USA, Inc. 5.125% 5/15/2032	655	651
T-Mobile USA, Inc. 5.75% 1/15/2034	679	689
T-Mobile USA, Inc. 3.00% 2/15/2041	1,923	1,358
T-Mobile USA, Inc. 3.40% 10/15/2052	2,073	1,279
T-Mobile USA, Inc. 5.50% 1/15/2055	191	166
Verizon Communications, Inc. 1.75% 1/20/2031	325	284
Verizon Communications, Inc. 2.355% 3/15/2032	137	119
Verizon Communications, Inc. 4.78% 2/15/2035	2,000	1,889
Verizon Communications, Inc. 5.25% 4/2/2035	6,982	6,812
Verizon Communications, Inc. 5.00% 1/15/2036	6,973	6,618
Verizon Communications, Inc. 5.401% 7/2/2037	1,381	1,336
Verizon Communications, Inc. 2.85% 9/3/2041	8	6
Verizon Communications, Inc. 5.75% 11/30/2045	1,144	1,069
American Funds Corporate Bond Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 3.55% 3/22/2051	USD900	$594
Verizon Communications, Inc. 5.875% 11/30/2055	391	361
Verizon Communications, Inc. 2.987% 10/30/2056	3,813	2,111
Verizon Communications, Inc. 6.00% 11/30/2065	629	579
Walt Disney Co. (The) 4.00% 3/14/2031	1,420	1,372
Walt Disney Co. (The) 4.625% 3/14/2036	880	836
Walt Disney Co. (The) 3.60% 1/13/2051	1,600	1,118
		141,541
Industrials 6.64%
BAE Systems PLC 5.30% 3/26/2034 (a)	6,449	6,448
Boeing Co. (The) 5.04% 5/1/2027	336	337
Boeing Co. (The) 3.25% 2/1/2028	11,002	10,781
Boeing Co. (The) 6.298% 5/1/2029	108	112
Boeing Co. (The) 5.15% 5/1/2030	2,966	2,975
Boeing Co. (The) 3.625% 2/1/2031	129	121
Boeing Co. (The) 6.528% 5/1/2034	715	763
Boeing Co. (The) 5.705% 5/1/2040	1,051	1,034
Boeing Co. (The) 5.805% 5/1/2050	169	159
Boeing Co. (The) 5.93% 5/1/2060	974	910
Boeing Co. (The) 7.008% 5/1/2064	397	429
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	1,333	836
Canadian National Railway Co. 4.375% 9/18/2034	1,876	1,784
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,801	1,790
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,726	1,719
Canadian Pacific Railway Co. 5.20% 3/30/2035	5,324	5,287
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,103	789
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,439	2,148
Carrier Global Corp. 5.90% 3/15/2034	171	176
Caterpillar Financial Services Corp. 4.50% 5/15/2031	1,234	1,213
CSX Corp. 3.80% 3/1/2028	5,871	5,809
CSX Corp. 4.25% 3/15/2029	1,000	990
CSX Corp. 2.40% 2/15/2030	1,540	1,426
CSX Corp. 5.20% 11/15/2033	275	276
CSX Corp. 5.05% 6/15/2035	525	516
CSX Corp. 3.35% 9/15/2049	605	406
CSX Corp. 2.50% 5/15/2051	1,028	580
Eaton Corp. 4.20% 3/6/2031	2,314	2,241
Eaton Corp. 4.80% 3/6/2036	3,369	3,222
FedEx Freight Holding Co., Inc. 4.65% 3/15/2031 (a)	764	743
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	571	549
GE Vernova, Inc. 4.25% 2/4/2031	5,387	5,248
GE Vernova, Inc. 4.875% 2/4/2036	1,930	1,854
GE Vernova, Inc. 5.50% 2/4/2056	2,205	2,046
General Electric Co. 4.90% 1/29/2036	660	642
HEICO Corp. 4.95% 8/1/2031	476	473
HEICO Corp. 5.40% 8/1/2036	922	909
Honeywell Aerospace, Inc. 4.30% 3/16/2031	704	685
Honeywell Aerospace, Inc. 4.95% 3/16/2036	5,095	4,897
Honeywell Aerospace, Inc. 5.732% 3/16/2056	5,901	5,611
Howmet Aerospace, Inc. 4.75% 4/15/2036	1,000	953
Hubbell, Inc. 4.90% 6/15/2033	3,088	3,008
Hubbell, Inc. 5.15% 6/15/2036	3,504	3,390
Mobility Global, Inc. 6.05% 6/15/2036 (a)	760	746
American Funds Corporate Bond Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Norfolk Southern Corp. 5.05% 8/1/2030	USD5,393	$5,426
Norfolk Southern Corp. 4.45% 3/1/2033	1,041	1,005
Norfolk Southern Corp. 5.10% 5/1/2035	1,912	1,883
Norfolk Southern Corp. 4.55% 6/1/2053	568	454
Norfolk Southern Corp. 5.35% 8/1/2054	3,691	3,337
Northrop Grumman Corp. 4.70% 3/15/2033	2,667	2,601
RTX Corp. 5.75% 11/8/2026	1,000	1,002
RTX Corp. 1.90% 9/1/2031	219	189
RTX Corp. 5.15% 2/27/2033	573	574
RTX Corp. 6.10% 3/15/2034	2,253	2,369
RTX Corp. 3.03% 3/15/2052	2,500	1,535
RTX Corp. 5.375% 2/27/2053	129	118
RTX Corp. 6.40% 3/15/2054	645	676
Siemens Funding BV 5.20% 5/28/2035 (a)	1,743	1,735
Siemens Funding BV 5.80% 5/28/2055 (a)	2,890	2,841
Siemens Funding BV 5.90% 5/28/2065 (a)	813	796
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	320	313
Tyco Electronics Group SA 4.50% 2/9/2031	500	491
Tyco Electronics Group SA 4.875% 2/9/2036	1,500	1,430
Union Pacific Corp. 2.80% 2/14/2032	612	550
Union Pacific Corp. 4.30% 3/1/2049	365	291
Union Pacific Corp. 3.25% 2/5/2050	1,091	716
Union Pacific Corp. 2.95% 3/10/2052	2,836	1,718
Union Pacific Corp. 3.50% 2/14/2053	2,239	1,501
Union Pacific Corp. 5.60% 12/1/2054	1,492	1,413
Union Pacific Corp. 3.95% 8/15/2059	175	124
Waste Connections, Inc. 4.80% 7/15/2036	2,461	2,342
		124,461
Information technology 5.89%
Amphenol Corp. 4.125% 11/15/2030	500	484
Amphenol Corp. 4.40% 2/15/2033	6,331	6,058
Amphenol Corp. 4.625% 2/15/2036	6,960	6,544
Amphenol Corp. 5.30% 11/15/2055	2,299	2,084
Broadcom, Inc. 4.80% 2/15/2036	1,000	918
Intel Corp. 3.05% 8/12/2051	11,140	6,572
Intel Corp. 5.60% 2/21/2054	2,349	2,060
Intel Corp. 6.125% 5/15/2056	247	233
Intel Corp. 3.10% 2/15/2060	3,550	1,905
Microchip Technology, Inc. 5.05% 3/15/2029	5,725	5,744
Microchip Technology, Inc. 5.05% 2/15/2030	1,210	1,204
NVIDIA Corp. 4.50% 6/15/2031	4,485	4,383
NVIDIA Corp. 4.75% 6/15/2033	900	872
NVIDIA Corp. 4.95% 6/15/2036	8,639	8,216
NVIDIA Corp. 5.625% 6/15/2056	4,489	4,033
Oracle Corp. 4.55% 2/4/2029	2,685	2,625
Oracle Corp. 4.45% 9/26/2030	2,575	2,438
Oracle Corp. 4.95% 2/4/2031	1,580	1,515
Oracle Corp. 4.80% 9/26/2032	700	647
Oracle Corp. 5.35% 5/4/2033	8,539	8,050
Oracle Corp. 5.50% 8/3/2035	3,572	3,277
Oracle Corp. 5.20% 9/26/2035	4,784	4,294
Oracle Corp. 5.70% 2/4/2036	2,628	2,431
Oracle Corp. 3.65% 3/25/2041	1,268	857
American Funds Corporate Bond Fund — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 5.875% 9/26/2045	USD560	$462
Oracle Corp. 3.60% 4/1/2050	2,287	1,329
Oracle Corp. 6.00% 8/3/2055	3,377	2,722
Oracle Corp. 5.95% 9/26/2055	4,065	3,231
Oracle Corp. 6.70% 2/4/2056	3,349	2,952
Oracle Corp. 3.85% 4/1/2060	916	517
Oracle Corp. 4.10% 3/25/2061	915	536
Oracle Corp. 6.10% 9/26/2065	842	665
Oracle Corp. 6.85% 2/4/2066	1,255	1,103
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	10,353	9,876
Salesforce, Inc. 5.55% 3/15/2036	1,366	1,342
Salesforce, Inc. 6.55% 3/15/2056	826	807
Synopsys, Inc. 4.85% 4/1/2030	1,000	994
Synopsys, Inc. 5.15% 4/1/2035	2,005	1,948
Synopsys, Inc. 5.70% 4/1/2055	4,878	4,519
		110,447
Consumer staples 5.81%
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	728	690
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	508	445
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,000	1,911
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	556
BAT Capital Corp. 3.215% 9/6/2026	470	470
BAT Capital Corp. 4.906% 4/2/2030	1,100	1,096
BAT Capital Corp. 4.625% 3/22/2033	3,316	3,178
BAT Capital Corp. 6.421% 8/2/2033	2,585	2,734
BAT Capital Corp. 5.30% 8/5/2033	2,378	2,366
BAT Capital Corp. 5.625% 8/15/2035	1,928	1,942
BAT Capital Corp. 5.55% 8/5/2036	600	594
BAT Capital Corp. 4.39% 8/15/2037	1,000	889
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,408
BAT Capital Corp. 5.65% 3/16/2052	453	410
BAT Capital Corp. 7.081% 8/2/2053	330	358
BAT Capital Corp. 6.25% 8/15/2055	2,838	2,785
Clorox Co. 4.70% 5/15/2031	1,008	989
Clorox Co. 4.95% 5/15/2033	1,175	1,145
Clorox Co. 5.25% 5/15/2036	500	486
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	999
Constellation Brands, Inc. 3.60% 2/15/2028	200	197
Constellation Brands, Inc. 4.80% 1/15/2029	893	893
Constellation Brands, Inc. 2.875% 5/1/2030	1,175	1,090
Constellation Brands, Inc. 4.80% 5/1/2030	545	541
Constellation Brands, Inc. 2.25% 8/1/2031	2,515	2,197
Constellation Brands, Inc. 4.75% 5/9/2032	1,450	1,413
Constellation Brands, Inc. 4.90% 5/1/2033	1,120	1,088
Coty, Inc. 5.60% 1/15/2031 (a)	547	533
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	1,100	1,116
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	2,404	2,376
Imperial Brands Finance PLC 5.50% 7/7/2036 (a)	907	880
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	2,457	2,389
Keurig Dr Pepper, Inc. 5.30% 3/15/2034	2,455	2,422
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	4,864	4,717
Keurig Dr Pepper, Inc. 4.50% 4/15/2052	815	631
Mars, Inc. 5.00% 3/1/2032 (a)	7,270	7,222
American Funds Corporate Bond Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Mars, Inc. 5.20% 3/1/2035 (a)	USD8,179	$8,063
Mars, Inc. 5.70% 5/1/2055 (a)	9,116	8,620
Mars, Inc. 5.80% 5/1/2065 (a)	408	387
Mondelez International, Inc. 4.50% 5/6/2030	600	591
Mondelez International, Inc. 5.125% 5/6/2035	1,784	1,757
Philip Morris International, Inc. 2.10% 5/1/2030	675	612
Philip Morris International, Inc. 5.50% 9/7/2030	2,000	2,038
Philip Morris International, Inc. 4.00% 10/29/2030	4,524	4,364
Philip Morris International, Inc. 4.75% 11/1/2031	2,118	2,092
Philip Morris International, Inc. 5.75% 11/17/2032	4,026	4,147
Philip Morris International, Inc. 5.375% 2/15/2033	2,928	2,955
Philip Morris International, Inc. 5.625% 9/7/2033	1,048	1,070
Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,338
Philip Morris International, Inc. 4.90% 11/1/2034	6,150	5,984
Philip Morris International, Inc. 4.875% 4/30/2035	2,206	2,124
Philip Morris International, Inc. 4.625% 10/29/2035	2,350	2,209
Philip Morris International, Inc. 4.875% 4/29/2036	3,331	3,185
Philip Morris International, Inc. 4.125% 3/4/2043	1,653	1,342
Walmart, Inc. 4.50% 4/15/2053	1,118	924
		108,958
Consumer discretionary 5.41%
Amazon.com, Inc. 4.10% 11/20/2030	2,415	2,341
Amazon.com, Inc. 4.80% 7/9/2031	1,100	1,090
Amazon.com, Inc. 4.55% 3/13/2033	574	553
Amazon.com, Inc. 4.35% 3/20/2033	1,631	1,554
Amazon.com, Inc. 5.10% 7/9/2033	1,663	1,645
Amazon.com, Inc. 4.65% 11/20/2035	6,664	6,282
Amazon.com, Inc. 4.875% 3/13/2036	2,159	2,053
Amazon.com, Inc. 5.30% 7/9/2036	5,855	5,732
Amazon.com, Inc. 5.45% 11/20/2055	3,294	2,911
Amazon.com, Inc. 5.80% 3/13/2056	1,552	1,433
Amazon.com, Inc. 6.10% 7/9/2056	2,633	2,545
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	953	956
Ford Motor Co. 5.291% 12/8/2046	787	636
Ford Motor Credit Co., LLC 4.95% 5/28/2027	483	483
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	205
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	205
Ford Motor Credit Co., LLC 6.798% 11/7/2028	982	1,012
Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	189
Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,395	1,407
Ford Motor Credit Co., LLC 5.875% 11/7/2029	2,100	2,121
Ford Motor Credit Co., LLC 5.73% 9/5/2030	839	839
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,532	3,564
Ford Motor Credit Co., LLC 6.532% 3/19/2032	300	307
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,779	1,752
Ford Motor Credit Co., LLC 6.107% 8/15/2033	200	200
Ford Motor Credit Co., LLC 7.122% 11/7/2033	200	210
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,100	2,124
Ford Motor Credit Co., LLC 5.869% 10/31/2035	615	594
Ford Motor Credit Co., LLC 6.467% 5/22/2036	990	994
General Motors Co. 5.625% 4/15/2030	700	711
General Motors Financial Co., Inc. 5.60% 6/18/2031	1,200	1,214
General Motors Financial Co., Inc. 5.625% 4/4/2032	480	485
American Funds Corporate Bond Fund — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 5.45% 9/6/2034	USD349	$342
General Motors Financial Co., Inc. 6.15% 7/15/2035	491	500
General Motors Financial Co., Inc. 5.45% 1/8/2036	1,500	1,463
Home Depot, Inc. 4.75% 6/25/2029	7,161	7,182
Home Depot, Inc. 1.375% 3/15/2031	382	328
Home Depot, Inc. 4.85% 6/25/2031	2,554	2,553
Home Depot, Inc. 4.95% 6/25/2034	6,050	5,952
Home Depot, Inc. 4.65% 9/15/2035	2,814	2,689
Home Depot, Inc. 3.125% 12/15/2049	353	226
Home Depot, Inc. 5.30% 6/25/2054	2,274	2,057
Hyundai Capital America 4.875% 6/23/2027 (a)	964	968
Hyundai Capital America 4.60% 4/6/2028 (a)	2,394	2,386
Hyundai Capital America 2.00% 6/15/2028 (a)	409	389
Hyundai Capital America 5.30% 1/8/2029 (a)	509	512
Hyundai Capital America 6.50% 1/16/2029 (a)	384	396
Hyundai Capital America 5.35% 3/19/2029 (a)	700	705
Hyundai Capital America 4.75% 6/18/2029 (a)	843	836
Hyundai Capital America 5.30% 1/8/2030 (a)	100	101
Hyundai Capital America 5.10% 6/24/2030 (a)	3,371	3,360
Hyundai Capital America 4.50% 9/18/2030 (a)	700	682
Hyundai Capital America 5.40% 1/8/2031 (a)	117	118
Hyundai Capital America 5.00% 6/18/2031 (a)	290	287
McDonald’s Corp. 5.00% 5/17/2029	383	386
McDonald’s Corp. 4.95% 3/3/2035	1,526	1,486
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	4,882	4,724
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	3,910	3,677
Toyota Motor Corp. 4.186% 6/30/2027	4,808	4,806
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,386
Tractor Supply Co. 5.20% 1/30/2032	2,610	2,605
		101,449
Materials 2.76%
Anglo American Capital PLC 5.25% 3/19/2036 (a)	5,184	5,012
Dow Chemical Co. (The) 4.80% 1/15/2031	3,490	3,425
Dow Chemical Co. (The) 5.35% 3/15/2035	500	487
Dow Chemical Co. (The) 5.65% 3/15/2036	852	836
Dow Chemical Co. (The) 4.375% 11/15/2042	6	5
Dow Chemical Co. (The) 4.625% 10/1/2044	600	481
Dow Chemical Co. (The) 5.55% 11/30/2048	307	268
Dow Chemical Co. (The) 4.80% 5/15/2049	1,930	1,530
Dow Chemical Co. (The) 3.60% 11/15/2050	702	455
Dow Chemical Co. (The) 5.60% 2/15/2054	2,133	1,864
Dow Chemical Co. (The) 5.95% 3/15/2055	1,158	1,064
Ecolab, Inc. 4.80% 6/15/2031	500	496
Ecolab, Inc. 5.15% 6/15/2033	750	747
Ecolab, Inc. 5.35% 6/15/2036	1,500	1,490
Glencore Funding, LLC 5.20% 7/1/2033 (a)	600	590
LYB International Finance BV 4.875% 3/15/2044	118	97
LYB International Finance III, LLC 5.125% 1/15/2031	2,797	2,776
LYB International Finance III, LLC 5.50% 3/1/2034	1,091	1,075
LYB International Finance III, LLC 6.15% 5/15/2035	4,315	4,395
LYB International Finance III, LLC 5.875% 1/15/2036	4,906	4,871
LYB International Finance III, LLC 3.375% 10/1/2040	173	125
LYB International Finance III, LLC 4.20% 5/1/2050	675	480
American Funds Corporate Bond Fund — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance III, LLC 3.80% 10/1/2060	USD1,465	$906
Martin Marietta Materials, Inc. 5.20% 1/30/2032	1,910	1,911
Martin Marietta Materials, Inc. 5.40% 1/30/2034	3,285	3,286
Martin Marietta Materials, Inc. 5.625% 8/15/2036	2,490	2,491
Martin Marietta Materials, Inc. 6.375% 8/15/2056	503	514
Sherwin-Williams Co. 4.50% 8/15/2030	4,000	3,932
Sherwin-Williams Co. 5.15% 8/15/2035	3,203	3,143
Vale Overseas, Ltd. 6.40% 6/28/2054	962	950
Vylor, Inc. 5.125% 8/15/2031 (a)	1,185	1,182
Vylor, Inc. 5.625% 8/15/2036 (a)	917	917
		51,801
Energy 2.64%
Cheniere Energy Partners, LP 5.35% 11/30/2036 (a)	4,517	4,395
Cheniere Energy Partners, LP 6.05% 11/30/2056 (a)	2,322	2,245
Chevron Corp. 3.078% 5/11/2050	1,273	820
Chevron USA, Inc. 4.405% 2/26/2027	6,354	6,362
Chevron USA, Inc. 1.018% 8/12/2027	1,667	1,618
ConocoPhillips Co. 4.70% 1/15/2030	3,000	2,989
ConocoPhillips Co. 3.80% 3/15/2052	539	382
ConocoPhillips Co. 5.30% 5/15/2053	567	508
ConocoPhillips Co. 5.50% 1/15/2055	1,231	1,135
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,449	1,423
EOG Resources, Inc. 4.40% 7/15/2028	678	676
EOG Resources, Inc. 5.35% 1/15/2036	763	755
EOG Resources, Inc. 5.65% 12/1/2054	666	627
EOG Resources, Inc. 5.95% 7/15/2055	375	369
Exxon Mobil Corp. 3.482% 3/19/2030	1,025	987
Exxon Mobil Corp. 3.452% 4/15/2051	3,102	2,130
Petroleos Mexicanos 6.84% 1/23/2030	1,000	1,029
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	1,114	1,079
Schlumberger Investment SA 4.55% 5/7/2031	451	443
Schlumberger Investment SA 4.80% 5/7/2033	1,858	1,819
Schlumberger Investment SA 5.15% 5/7/2036	3,310	3,241
Shell Finance US, Inc. 2.75% 4/6/2030	5,000	4,665
Shell Finance US, Inc. 3.25% 4/6/2050	1,496	991
Shell Finance US, Inc. 3.00% 11/26/2051	500	309
TotalEnergies Capital International SA 2.829% 1/10/2030	1,800	1,694
TotalEnergies Capital SA 4.724% 9/10/2034	580	564
TotalEnergies Capital SA 5.275% 9/10/2054	1,415	1,281
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	4,387	4,271
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	732	684
		49,491
Real estate 1.65%
Boston Properties, LP 2.55% 4/1/2032	60	52
Boston Properties, LP 2.45% 10/1/2033	1,921	1,564
Boston Properties, LP 6.50% 1/15/2034	787	820
Boston Properties, LP 5.75% 1/15/2035	1,730	1,715
Boston Properties, LP 6.05% 10/15/2036	816	818
Crown Castle, Inc. 5.00% 1/11/2028	2,552	2,560
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,837	1,838
Prologis, LP 4.875% 6/15/2028	803	807
Prologis, LP 4.75% 6/15/2033	3,299	3,215
American Funds Corporate Bond Fund — Page 15 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, LP 5.125% 1/15/2034	USD459	$454
Prologis, LP 5.00% 3/15/2034	395	386
Prologis, LP 5.00% 1/31/2035	686	667
Public Storage Operating Co. 4.70% 2/1/2032	3,025	2,972
Public Storage Operating Co. 5.15% 8/15/2036	3,550	3,453
Simon Property Group, LP 4.375% 10/1/2030	2,500	2,452
Simon Property Group, LP 5.125% 10/1/2035	1,830	1,787
VICI Properties, LP 5.40% 10/15/2031	4,424	4,393
VICI Properties, LP 5.75% 10/15/2036	1,069	1,040
		30,993
Total corporate bonds and notes		1,652,658
U.S. Treasury bonds & notes 5.10% U.S. Treasury 5.10%
U.S. Treasury 4.25% 8/15/2029 (c)	17,443	17,371
U.S. Treasury 4.375% 7/31/2031	4,577	4,553
U.S. Treasury 4.375% 8/31/2031	10,507	10,447
U.S. Treasury 4.375% 7/31/2033	38	37
U.S. Treasury 4.50% 8/31/2033	75	75
U.S. Treasury 4.625% 8/15/2036 (c)	13,000	12,876
U.S. Treasury 5.00% 5/15/2046	424	412
U.S. Treasury 5.125% 8/15/2046	17,515	17,281
U.S. Treasury 5.00% 5/15/2056 (c)	33,823	32,572
		95,624
Bonds & notes of governments & government agencies outside the U.S. 0.42% Mexico 0.39%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	2,395	2,394
United Mexican States 5.375% 3/22/2033	4,447	4,322
United Mexican States 6.625% 1/29/2038	200	201
United Mexican States 7.375% 5/13/2055	275	281
		7,198
Panama 0.03%
Panama (Republic of) 6.875% 1/31/2036	286	306
Panama (Republic of) 8.00% 3/1/2038	227	260
		566
Total bonds & notes of governments & government agencies outside the U.S.		7,764
Asset-backed obligations 0.26% Other asset-backed securities 0.26%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	1,568	1,475
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	1,285	984
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	88	71
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	113	85
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(d)	338	328
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	2,544	1,996
		4,939
Total asset-backed obligations		4,939
American Funds Corporate Bond Fund — Page 16 of 20

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.17% Ohio 0.17%	Principal amount (000)	Value (000)
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD3,780	$3,203
Total bonds, notes & other debt instruments (cost: $1,813,972,000)		1,764,188
Short-term securities 4.93% Money market investments 4.93%	Shares
Capital Group Central Cash Fund 3.78% (e)(f)	924,278	92,419
Total short-term securities (cost: $92,421,000)		92,419
Total investment securities 98.99% (cost: $1,906,393,000)		1,856,607
Other assets less liabilities 1.01%		19,022
Net assets 100.00%		$1,875,629
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	686	1/6/2027	USD140,791	$(347)
5 Year U.S. Treasury Note Futures	Long	583	1/6/2027	61,625	(303)
10 Year U.S. Treasury Note Futures	Short	746	12/31/2026	(80,312)	487
10 Year Ultra U.S. Treasury Note Futures	Short	2,122	12/31/2026	(232,193)	1,161
20 Year U.S. Treasury Bond Futures	Long	1,561	12/31/2026	169,563	(542)
30 Year Ultra U.S. Treasury Bond Futures	Short	298	12/31/2026	(32,789)	129
					$585
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD35,523	$(761)	$(572)	$(189)
Investments in affiliates (f)

	Value at 6/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 4.93%
Money market investments 4.93%
Capital Group Central Cash Fund 3.78% (e)	$150,991	$212,504	$271,077	$2	$(1)	$92,419	$805

American Funds Corporate Bond Fund — Page 17 of 20

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $181,928,000, which represented 9.70% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $4,031,000, which represented 0.21% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 8/31/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Corporate Bond Fund — Page 18 of 20

unaudited
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $857,520,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $183,797,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
American Funds Corporate Bond Fund — Page 19 of 20

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$1,652,658	$—	$1,652,658
U.S. Treasury bonds & notes	—	95,624	—	95,624
Bonds & notes of governments & government agencies outside the U.S.	—	7,764	—	7,764
Asset-backed obligations	—	4,939	—	4,939
Municipals	—	3,203	—	3,203
Short-term securities	92,419	—	—	92,419
Total	$92,419	$1,764,188	$—	$1,856,607

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,777	$—	$—	$1,777
Liabilities:
Unrealized depreciation on futures contracts	(1,192)	—	—	(1,192)
Unrealized depreciation on centrally cleared credit default swaps	—	(189)	—	(189)
Total	$585	$(189)	$—	$396
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Auth. = Authority
CME = CME Group
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-032-1026
American Funds Corporate Bond Fund — Page 20 of 20